FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value	¥ 8,763,243	¥ 6,722,049
Impairment losses of long-lived assets	0	3,013,416	¥ 12,759
Non recurring fair value
FAIR VALUE MEASUREMENT
Fair value of long term investments	¥ 7,537,604
Fair Value, Inputs, Level 3 | Data center equipment
FAIR VALUE MEASUREMENT
Fair value of impaired long-lived assets		1,614,347
Impairment losses of long-lived assets		¥ 3,013,416